FINANCING ARRANGEMENTS - SCHEDULE OF FINANCING ARRANGEMENT (Details) (Parenthetical) - USD ($)	6 Months Ended		7 Months Ended	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	May 31, 2020	May 31, 2021	May 31, 2020
Short-term Debt [Line Items]
Debt, original issue discount	$ 776,515	$ 175,356		$ 1,350,389
Convertible Notes - Net of Discount [Member]
Short-term Debt [Line Items]
Debt, original issue discount	$ 1,656,792			$ 1,607,283	$ 1,607,283